Income Taxes (Summary of Total Income Tax Expense) (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Current income tax
Tax (recovery) expense for current year	$ 409	$ 637
Adjustments in respect of prior years	(4)	26
Total current income tax (recovery) expense	405	663
Deferred income tax
Origination and reversal of temporary differences	44	5
Swiss Tax Reform Adjustment	0	(134)
Total deferred income tax expense (recovery)	31	7
Income tax (recovery) expense included in net earnings	436	670
Change in recognition of tax losses and deductible temporary differences	3	105
Adjustments in respect of prior years	$ (10)	$ 31